NOTES PAYABLE (Details Narrative) - Note Payable One [Member] - Unsecured Debt [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2019
Short-Term Debt [Line Items]
Unsecured Debt, Current		$ 250,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Debt Instrument, Increase, Accrued Interest	$ 68,836